Convertible Promissory Notes - Summary of Debt Discount Related to Convertible Notes (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible Promissory Notes [Line Items]
Beginning balance	$ 0	$ 374,406	$ 0
Debt issue costs	(1,218,525)	(242,530)
Debt discount associated with make-whole features recognized	(2,402,228)	(137,000)
Debt discount associated with warrants recognized	(6,520,058)
Amortized to interest expense	1,278,424	5,124
Reclassified to additional paid-in capital upon conversion of convertible notes payable	9,236,793
Ending balance	$ 0	$ (374,406)	$ 0